ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
VAT payable	$443,833	$671,867
Payroll payable	355,182	308,707
Accrued expenses	274,732	273,697
Others	42,267	38,972
Total	$1,116,014	$1,293,243